UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                             811-22736

                                                                                                Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
                                                                                                   Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
225 Franklin Street

Boston, Massachusetts 02110
      (Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2018

COLUMBIA ETF TRUST I

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn't experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.

A return to volatility

There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it's important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals — things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We're continuing to see improvements in global economic activity, and we're seeing corporate earnings expectations continue to rise — and not just because of tax reform.

Consistency is more important than ever

It's important to keep in mind that when it comes to long-term investing, it's the destination, not the journey that matters most. If you have a financial goal that you've worked out with your financial advisor, and you have a good asset allocation plan to reach it, it's a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it's hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.

One final thought. In weathering volatility, we believe it's the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don't tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.

Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.

Sincerely,

Christopher O. Petersen

President, Columbia ETF Trust I

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.

Columbia ETF Trust I is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia ETF Trust I | Semiannual Report 2018

TABLE OF CONTENTS

Columbia Sustainable Global Equity Income ETF
Fund at a Glance	2
Columbia Sustainable International Equity Income ETF
Fund at a Glance	4
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance	6
Understanding Your Fund's Expenses	8
Frequency Distribution of Premiums and Discounts	9
Portfolio of Investments	10
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	32
Approval of Investment Management Services Agreement	39
Additional Information	42

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable Global Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable Global Equity Income 200 Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended April 30, 2018)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	4.74	12.41	18.05
Net Asset Value	06/13/16	5.00	12.82	17.48
Beta Advantage® Sustainable Global Equity Income 200 Index (Net)		4.99	12.83	17.56
MSCI World Value Index (Net)		1.57	9.60	13.20

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable Global Equity Income 200 Index (Net) is designed to reflect the performance of the top 200 U.S. and foreign large and mid-cap companies (located in developed markets) within the MSCI World Index.

The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Sustainable Global Equity Income 200 Index (Net) and the MSCI World Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2018)

Baker Hughes a GE Co. (United States)	1.1
AES Corp. (The) (United States)	1.0
Valero Energy Corp. (United States)	1.0
ONEOK, Inc. (United States)	0.9
Edison International (United States)	0.9
CenturyLink, Inc. (United States)	0.9
SCANA Corp. (United States)	0.9
Western Union Co. (The) (United States)	0.9
Newell Brands, Inc. (United States)	0.8
Amgen, Inc. (United States)	0.8

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at April 30, 2018)

Industrials	16.8
Financials	15.7
Consumer Discretionary	10.6
Information Technology	10.3
Materials	9.4
Consumer Staples	9.1
Energy	8.8
Utilities	8.1
Health Care	5.8
Telecommunication Services	4.5
Real Estate	0.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at April 30, 2018)

Australia	2.8
Canada	1.2
Denmark	0.9
Finland	0.8
France	2.8
Germany	2.6
Hong Kong	1.5
Israel	0.6
Italy	1.3
Japan	14.3
Netherlands	0.8
Norway	0.3
Portugal	0.9
Singapore	0.8
Spain	3.1
Sweden	0.9
Switzerland	0.4
United Kingdom	5.5
United States(a)	58.5
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE

Columbia Sustainable International Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable International Equity Income 100 Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended April 30, 2018)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	1.29	12.05	17.82
Net Asset Value	06/13/16	2.22	12.72	16.49
Beta Advantage® Sustainable International Equity Income 100 Index (Net)		2.50	13.38	17.22
MSCI World ex USA Value Index (Net)		3.05	13.23	16.30

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Sustainable International Equity Income 100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia Sustainable International Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2018)

Enagas SA (Spain)	1.6
ITOCHU Corp. (Japan)	1.6
PCCW Ltd. (Hong Kong)	1.5
Atlantia SpA (Italy)	1.5
HKT Trust & HKT Ltd. (Hong Kong)	1.5
Endesa SA (Spain)	1.5
EDP — Energias de Portugal SA (Portugal)	1.4
Taylor Wimpey PLC (United Kingdom)	1.4
NTT DOCOMO, Inc. (Japan)	1.4
Daicel Corp. (Japan)	1.4

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at April 30, 2018)

Industrials	21.3
Materials	14.7
Financials	13.5
Consumer Discretionary	10.9
Telecommunication Services	8.6
Health Care	6.8
Consumer Staples	6.5
Information Technology	5.3
Energy	5.2
Utilities	5.1
Real Estate	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at April 30, 2018)

Australia	6.6
Canada	2.9
Denmark	2.2
Finland	2.0
France	6.6
Germany	6.1
Hong Kong	3.7
Israel	1.5
Italy	3.2
Japan	34.3
Netherlands	2.0
Norway	0.8
Portugal	2.2
Singapore	2.0
Spain	7.4
Sweden	2.1
Switzerland	0.9
United Kingdom	13.1
United States(a)	0.4
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable U.S. Equity Income 100 Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended April 30, 2018)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	6.99	12.99	18.27
Net Asset Value	06/13/16	6.97	12.86	18.11
Beta Advantage® Sustainable U.S. Equity Income 100 Index (Gross)		7.14	13.31	18.60
MSCI USA Value Index (Gross)		0.95	7.99	11.98

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE (continued)

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2018)

Baker Hughes a GE Co.	1.8
AES Corp. (The)	1.7
Valero Energy Corp.	1.7
ONEOK, Inc.	1.6
Edison International	1.6
CenturyLink, Inc.	1.5
SCANA Corp.	1.5
Western Union Co. (The)	1.5
Newell Brands, Inc.	1.4
Amgen, Inc.	1.4

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at April 30, 2018)

Financials	17.3
Information Technology	14.0
Industrials	13.5
Energy	11.3
Consumer Staples	11.0
Consumer Discretionary	10.3
Utilities	10.3
Materials	5.7
Health Care	5.1
Telecommunication Services	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio breakdown (%) (at April 30, 2018)

Common Stocks	99.4
Money Market Fund	0.6
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust I | Semiannual Report 2018

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2018.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2017 — April 30, 2018

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Sustainable Global Equity Income ETF	1,000.00	1,000.00	1,050.00	1,022.81	2.03	2.01	0.40
Columbia Sustainable International Equity Income ETF	1,000.00	1,000.00	1,022.20	1,022.56	2.26	2.26	0.45
Columbia Sustainable U.S. Equity Income ETF	1,000.00	1,000.00	1,069.70	1,023.06	1.80	1.76	0.35

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia ETF Trust I | Semiannual Report 2018

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2018.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable Global Equity Income ETF June 13, 2016 – April 30, 2018
0 - 49.9	402	28
50 - 99.9	42	2
100 - 199.9	0	0
> 200	0	0
Total	444	30
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable International Equity Income ETF June 13, 2016 – April 30, 2018
0 - 49.9	253	66
50 - 99.9	117	13
100 - 199.9	18	5
> 200	1	1
Total	389	85
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable U.S. Equity Income ETF June 13, 2016 – April 30, 2018
0 - 49.9	406	66
50 - 99.9	2	0
100 - 199.9	0	0
> 200	0	0
Total	408	66

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Australia 2.8%
BHP Billiton Ltd.	1,479	34,553
BHP Billiton PLC	1,796	38,194
Coca-Cola Amatil Ltd.	4,703	32,980
Fortescue Metals Group Ltd.	11,089	38,170
Ramsay Health Care Ltd.	444	21,681
SEEK Ltd.	1,036	15,195
Telstra Corp. Ltd.	10,586	25,411
Total		206,184
Canada 1.2%
Atco Ltd. Class I	496	15,032
Finning International, Inc.	784	19,809
Magna International, Inc.	345	20,407
Metro, Inc.	555	17,638
Open Text Corp.	523	18,493
Total		91,379
Denmark 0.9%
Novo Nordisk A/S Class B	711	33,644
Vestas Wind Systems A/S	545	35,369
Total		69,013
Finland 0.8%
Neste OYJ	238	20,100
UPM-Kymmene OYJ	1,177	42,206
Total		62,306
France 2.8%
BNP Paribas SA	385	29,761
Capgemini SE	151	20,798
Essilor International SA	174	23,766
Ingenico Group SA	214	18,719
Publicis Groupe SA	425	31,836
Societe Generale SA	432	23,725
Valeo SA	350	23,444
Vinci SA	348	34,940
Total		206,989

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 2.6%
Bayer AG	291	34,906
Fraport AG Frankfurt Airport Services Worldwide	152	14,765
HeidelbergCement AG	191	18,752
Henkel AG & Co. KGaA	191	22,788
HOCHTIEF AG	180	32,969
Merck KGaA	247	24,238
ProSiebenSat.1 Media SE	1,168	42,477
Total		190,895
Hong Kong 1.5%
HKT Trust & HKT Ltd.	35,588	46,887
PCCW Ltd.	77,108	47,847
Swire Properties Ltd.	5,616	20,000
Total		114,734
Israel 0.6%
Azrieli Group Ltd.	557	25,560
Mizrahi Tefahot Bank Ltd.	1,226	22,459
Total		48,019
Italy 1.3%
Atlantia SpA	1,423	47,280
Enel SpA	2,989	19,024
Snam SpA	6,938	33,404
Total		99,708
Japan 14.3%
Asahi Glass Co. Ltd.	741	30,744
Astellas Pharma, Inc.	2,950	43,283
Daicel Corp.	3,824	44,242
Dai-ichi Life Holdings, Inc.	1,334	26,503
Fuji Electric Co. Ltd.	3,049	21,845
FUJIFILM Holdings Corp.	990	39,853
ITOCHU Corp.	2,453	49,183
JXTG Holdings, Inc.	4,637	30,274
Kajima Corp.	2,267	21,857
KDDI Corp.	1,493	40,073
Mitsubishi Chemical Holdings Corp.	4,613	43,822

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mitsubishi Materials Corp.	1,285	39,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,854	30,918
Mitsui Chemicals, Inc.	1,446	41,494
Mizuho Financial Group, Inc.	18,910	34,286
MS&AD Insurance Group Holdings, Inc.	975	32,718
Nippon Steel & Sumitomo Metal Corp.	1,628	35,484
Nippon Telegraph & Telephone Corp.	855	40,670
NTT DOCOMO, Inc.	1,725	44,692
Obayashi Corp.	3,466	39,973
ORIX Corp.	2,455	43,166
Resona Holdings, Inc.	6,572	37,393
Showa Shell Sekiyu KK	1,957	27,667
Sumitomo Chemical Co. Ltd.	6,675	38,369
Sumitomo Mitsui Financial Group, Inc.	917	38,130
Taisei Corp.	441	23,818
Teijin Ltd.	2,229	41,983
Toyota Tsusho Corp.	1,145	41,175
Yamaguchi Financial Group, Inc.	1,944	24,303
Yokogawa Electric Corp.	1,069	23,583
Total		1,070,723
Netherlands 0.8%
Koninklijke Ahold Delhaize NV	1,555	37,584
Randstad NV	367	23,669
Total		61,253
Norway 0.3%
DNB ASA	1,307	24,562
Portugal 0.9%
EDP — Energias de Portugal SA	12,190	45,303
Jeronimo Martins SGPS SA	1,286	22,591
Total		67,894
Singapore 0.8%
CapitaLand Ltd.	7,447	21,148
Jardine Cycle & Carriage Ltd.	669	17,311
SATS Ltd.	5,667	23,711
Total		62,170

Common Stocks (continued)

Issuer	Shares	Value ($)
Spain 3.1%
Abertis Infraestructuras SA	1,388	30,621
ACS Actividades de Construccion y Servicios SA	1,015	42,958
Amadeus IT Group SA	376	27,575
Enagas SA	1,770	51,624
Endesa SA	1,956	45,776
Red Electrica Corp. SA	1,595	33,300
Total		231,854
Sweden 0.9%
Electrolux AB Series B	973	25,741
Hexagon AB Class B	259	15,049
Investor AB Class B	538	23,574
Total		64,364
Switzerland 0.4%
Sonova Holding AG	170	28,199
United Kingdom 5.5%
3i Group PLC	2,240	29,051
Barratt Developments PLC	4,850	37,275
Capita PLC	12,992	34,277
Imperial Brands PLC	914	32,788
Intertek Group PLC	231	15,593
Marks & Spencer Group PLC	8,358	33,120
Meggitt PLC	4,409	28,687
Next PLC	426	30,840
RELX PLC	1,555	33,294
Taylor Wimpey PLC	16,995	44,885
Vodafone Group PLC	7,168	20,891
Wm Morrison Supermarkets PLC	10,803	36,172
WPP PLC	1,896	32,578
Total		409,451
United States 57.8%
AES Corp. (The)	6,206	75,961
Allstate Corp. (The)	385	37,661
American Electric Power Co., Inc.	631	44,157

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
American Express Co.	281	27,749
American Water Works Co., Inc.	354	30,649
Ameriprise Financial, Inc.(a)	282	39,539
AmerisourceBergen Corp.	377	34,149
Amgen, Inc.	358	62,464
Apache Corp.	924	37,838
Apple, Inc.	277	45,777
Archer-Daniels-Midland Co.	796	36,123
Avery Dennison Corp.	251	26,307
Baker Hughes a GE Co.	2,208	79,731
Bank of New York Mellon Corp. (The)	898	48,950
Best Buy Co., Inc.	757	57,933
Boeing Co. (The)	141	47,032
Bunge Ltd.	695	50,200
Campbell Soup Co.	1,346	54,890
Cardinal Health, Inc.	832	53,389
CenturyLink, Inc.	3,544	65,848
Cisco Systems, Inc.	1,311	58,064
Citigroup, Inc.	704	48,062
Citizens Financial Group, Inc.	1,158	48,045
Comerica, Inc.	282	26,672
Conagra Brands, Inc.	1,021	37,848
Corning, Inc.	1,561	42,178
Cummins, Inc.	270	43,162
Delta Air Lines, Inc.	1,159	60,523
Dr Pepper Snapple Group, Inc.	212	25,432
DTE Energy Co.	305	32,147
Ecolab, Inc.	203	29,388
Edison International	1,033	67,682
Estee Lauder Cos., Inc. (The) Class A	205	30,358
Exelon Corp.	1,206	47,854
Expeditors International of Washington, Inc.	367	23,437
Exxon Mobil Corp.	795	61,811
FLIR Systems, Inc.	635	34,004
Fluor Corp.	432	25,466

Common Stocks (continued)

Issuer	Shares	Value ($)
Fortune Brands Home & Security, Inc.	397	21,712
Franklin Resources, Inc.	1,601	53,858
Gap, Inc. (The)	1,814	53,041
General Mills, Inc.	927	40,547
Goldman Sachs Group, Inc. (The)	115	27,408
Hanesbrands, Inc.	2,749	50,774
Honeywell International, Inc.	217	31,396
Hormel Foods Corp.	1,535	55,644
HP, Inc.	2,653	57,013
Huntington Ingalls Industries, Inc.	156	37,941
Ingersoll-Rand PLC	540	45,301
Ingredion, Inc.	330	39,960
International Business Machines Corp.	395	57,259
JM Smucker Co. (The)	474	54,074
Johnson & Johnson	221	27,954
Juniper Networks, Inc.	1,354	33,295
KeyCorp	1,911	38,067
Kroger Co. (The)	790	19,900
L3 Technologies, Inc.	184	36,042
Lam Research Corp.	202	37,382
Lockheed Martin Corp.	143	45,880
Lowe's Cos., Inc.	338	27,861
ManpowerGroup, Inc.	352	33,693
Morgan Stanley	924	47,697
Newell Brands, Inc.	2,265	62,582
NextEra Energy, Inc.	260	42,617
Nordstrom, Inc.	1,111	56,172
Northrop Grumman Corp.	65	20,933
Nucor Corp.	710	43,750
Occidental Petroleum Corp.	695	53,696
ONEOK, Inc.	1,163	70,036
Oracle Corp.	597	27,265
Parker-Hannifin Corp.	131	21,565
PepsiCo, Inc.	313	31,594
Phillips 66	524	58,326

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
PNC Financial Services Group, Inc. (The)	343	49,944
PPG Industries, Inc.	361	38,223
Principal Financial Group, Inc.	943	55,844
Progressive Corp. (The)	810	48,835
Prudential Financial, Inc.	511	54,330
Quest Diagnostics, Inc.	423	42,808
Regions Financial Corp.	1,696	31,715
Robert Half International, Inc.	731	44,408
SCANA Corp.	1,767	64,973
Schlumberger Ltd.	782	53,614
Seagate Technology PLC	912	52,796
Sealed Air Corp.	1,162	50,954
Sempra Energy	352	39,354
Skyworks Solutions, Inc.	382	33,142
Snap-on, Inc.	333	48,368
State Street Corp.	251	25,045
Target Corp.	791	57,427
TE Connectivity Ltd.	310	28,443
Texas Instruments, Inc.	346	35,095
Time Warner, Inc.	294	27,871

Common Stocks (continued)

Issuer	Shares	Value ($)
Travelers Cos., Inc. (The)	310	40,796
Valero Energy Corp.	681	75,543
Walt Disney Co. (The)	242	24,280
Western Union Co. (The)	3,223	63,654
WestRock Co.	971	57,444
Whirlpool Corp.	196	30,370
Total		4,335,991
Total Common Stocks (Cost $6,688,205)		7,445,688

Money Market Funds 0.5%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.572%(b)	37,950	37,950
Total Money Market Funds (Cost $37,950)		37,950
Total Investments in Securities (Cost $6,726,155)		7,483,638
Other Assets & Liabilities, Net		14,400
Net Assets		7,498,038

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/ (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	307	44	(69)	282	2,910	(6,920)	452	39,539

(b)  The rate shown is the seven-day current annualized yield at April 30, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	206,184	—	—	206,184
Canada	91,379	—	—	91,379
Denmark	69,013	—	—	69,013
Finland	62,306	—	—	62,306
France	206,989	—	—	206,989
Germany	190,895	—	—	190,895
Hong Kong	114,734	—	—	114,734
Israel	48,019	—	—	48,019
Italy	99,708	—	—	99,708
Japan	1,070,723	—	—	1,070,723
Netherlands	61,253	—	—	61,253
Norway	24,562	—	—	24,562
Portugal	67,894	—	—	67,894
Singapore	62,170	—	—	62,170
Spain	231,854	—	—	231,854
Sweden	64,364	—	—	64,364
Switzerland	28,199	—	—	28,199
United Kingdom	409,451	—	—	409,451
United States	4,335,991	—	—	4,335,991
Total Common Stocks	7,445,688	—	—	7,445,688
Money Market Funds	37,950	—	—	37,950
Total Investments in Securities	7,483,638	—	—	7,483,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.0%

Issuer	Shares	Value ($)
Australia 6.6%
BHP Billiton Ltd.	7,856	183,537
BHP Billiton PLC	9,538	202,838
Coca-Cola Amatil Ltd.	24,975	175,139
Fortescue Metals Group Ltd.	58,888	202,699
Ramsay Health Care Ltd.	2,356	115,046
SEEK Ltd.	5,502	80,696
Telstra Corp. Ltd.	56,217	134,944
Total		1,094,899
Canada 2.9%
Atco Ltd. Class I	2,635	79,855
Finning International, Inc.	4,163	105,183
Magna International, Inc.	1,833	108,426
Metro, Inc.	2,950	93,750
Open Text Corp.	2,780	98,301
Total		485,515
Denmark 2.2%
Novo Nordisk A/S Class B	3,777	178,724
Vestas Wind Systems A/S	2,894	187,813
Total		366,537
Finland 2.0%
Neste OYJ	1,264	106,749
UPM-Kymmene OYJ	6,252	224,192
Total		330,941
France 6.6%
BNP Paribas SA	2,044	158,002
Capgemini SE	801	110,326
Essilor International SA	925	126,343
Ingenico Group SA	1,139	99,632
Publicis Groupe SA	2,258	169,143
Societe Generale SA	2,293	125,929
Valeo SA	1,857	124,387
Vinci SA	1,850	185,742
Total		1,099,504

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 6.1%
Bayer AG	1,545	185,323
Fraport AG Frankfurt Airport Services Worldwide	807	78,391
HeidelbergCement AG	1,013	99,455
Henkel AG & Co. KGaA	1,016	121,219
HOCHTIEF AG	954	174,737
Merck KGaA	1,309	128,452
ProSiebenSat.1 Media SE	6,202	225,547
Total		1,013,124
Hong Kong 3.6%
HKT Trust & HKT Ltd.	188,982	248,982
PCCW Ltd.	409,465	254,082
Swire Properties Ltd.	29,820	106,198
Total		609,262
Israel 1.5%
Azrieli Group Ltd.	2,957	135,691
Mizrahi Tefahot Bank Ltd.	6,512	119,293
Total		254,984
Italy 3.2%
Atlantia SpA	7,559	251,151
Enel SpA	15,872	101,022
Snam SpA	36,840	177,373
Total		529,546
Japan 34.1%
Asahi Glass Co. Ltd.	3,934	163,220
Astellas Pharma, Inc.	15,666	229,854
Daicel Corp.	20,307	234,943
Dai-ichi Life Holdings, Inc.	7,083	140,721
Fuji Electric Co. Ltd.	16,190	115,997
FUJIFILM Holdings Corp.	5,259	211,706
ITOCHU Corp.	13,025	261,155
JXTG Holdings, Inc.	24,622	160,749
Kajima Corp.	12,038	116,062
KDDI Corp.	7,931	212,870
Mitsubishi Chemical Holdings Corp.	24,498	232,723

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mitsubishi Materials Corp.	6,822	208,229
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,776	164,184
Mitsui Chemicals, Inc.	7,679	220,352
Mizuho Financial Group, Inc.	100,418	182,069
MS&AD Insurance Group Holdings, Inc.	5,177	173,726
Nippon Steel & Sumitomo Metal Corp.	8,643	188,381
Nippon Telegraph & Telephone Corp.	4,539	215,906
NTT DOCOMO, Inc.	9,163	237,396
Obayashi Corp.	18,406	212,277
ORIX Corp.	13,036	229,210
Resona Holdings, Inc.	34,900	198,572
Showa Shell Sekiyu KK	10,391	146,903
Sumitomo Chemical Co. Ltd.	35,445	203,746
Sumitomo Mitsui Financial Group, Inc.	4,869	202,458
Taisei Corp.	2,342	126,491
Teijin Ltd.	11,836	222,929
Toyota Tsusho Corp.	6,081	218,677
Yamaguchi Financial Group, Inc.	10,323	129,055
Yokogawa Electric Corp.	5,675	125,195
Total		5,685,756
Netherlands 1.9%
Koninklijke Ahold Delhaize NV	8,258	199,596
Randstad NV	1,947	125,569
Total		325,165
Norway 0.8%
DNB ASA	6,942	130,459
Portugal 2.2%
EDP — Energias de Portugal SA	64,735	240,583
Jeronimo Martins SGPS SA	6,827	119,931
Total		360,514
Singapore 2.0%
CapitaLand Ltd.	39,544	112,296
Jardine Cycle & Carriage Ltd.	3,552	91,908
SATS Ltd.	30,096	125,926
Total		330,130

Common Stocks (continued)

Issuer	Shares	Value ($)
Spain 7.4%
Abertis Infraestructuras SA	7,369	162,573
ACS Actividades de Construccion y Servicios SA	5,390	228,122
Amadeus IT Group SA	1,997	146,456
Enagas SA	9,396	274,043
Endesa SA	10,389	243,132
Red Electrica Corp. SA	8,469	176,813
Total		1,231,139
Sweden 2.0%
Electrolux AB Series B	5,169	136,748
Hexagon AB Class B	1,376	79,951
Investor AB Class B	2,854	125,056
Total		341,755
Switzerland 0.9%
Sonova Holding AG	905	150,117
United Kingdom 13.0%
3i Group PLC	11,893	154,242
Barratt Developments PLC	25,757	197,958
Capita PLC	68,988	182,012
Imperial Brands PLC	4,856	174,200
Intertek Group PLC	1,227	82,827
Marks & Spencer Group PLC	44,382	175,870
Meggitt PLC	23,416	152,359
Next PLC	2,260	163,609
RELX PLC	8,256	176,768
Taylor Wimpey PLC	90,247	238,349
Vodafone Group PLC	38,066	110,942
Wm Morrison Supermarkets PLC	57,367	192,084
WPP PLC	10,066	172,958
Total		2,174,178
Total Common Stocks (Cost $15,760,008)		16,513,525

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.572%(a)	73,841	73,841
Total Money Market Funds (Cost $73,841)		73,841
Total Investments in Securities (Cost $15,833,849)		16,587,366
Other Assets & Liabilities, Net		101,054
Net Assets		16,688,420

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at April 30, 2018.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2018 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	1,094,899	—	—	1,094,899
Canada	485,515	—	—	485,515
Denmark	366,537	—	—	366,537
Finland	330,941	—	—	330,941
France	1,099,504	—	—	1,099,504
Germany	1,013,124	—	—	1,013,124
Hong Kong	609,262	—	—	609,262
Israel	254,984	—	—	254,984
Italy	529,546	—	—	529,546
Japan	5,685,756	—	—	5,685,756
Netherlands	325,165	—	—	325,165
Norway	130,459	—	—	130,459
Portugal	360,514	—	—	360,514
Singapore	330,130	—	—	330,130
Spain	1,231,139	—	—	1,231,139
Sweden	341,755	—	—	341,755
Switzerland	150,117	—	—	150,117
United Kingdom	2,174,178	—	—	2,174,178
Total Common Stocks	16,513,525	—	—	16,513,525
Money Market Funds	73,841	—	—	73,841
Total Investments in Securities	16,587,366	—	—	16,587,366

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Household Durables 2.1%
Newell Brands, Inc.	2,285	63,135
Whirlpool Corp.	198	30,680
Total		93,815
Media 1.2%
Time Warner, Inc.	297	28,156
Walt Disney Co. (The)	244	24,480
Total		52,636
Multiline Retail 2.6%
Nordstrom, Inc.	1,121	56,677
Target Corp.	798	57,935
Total		114,612
Specialty Retail 3.2%
Best Buy Co., Inc.	764	58,469
Gap, Inc. (The)	1,830	53,509
Lowe's Cos., Inc.	341	28,109
Total		140,087
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	2,773	51,217
Total Consumer Discretionary		452,367
Consumer Staples 10.9%
Beverages 1.3%
Dr Pepper Snapple Group, Inc.	214	25,672
PepsiCo, Inc.	316	31,897
Total		57,569
Food & Staples Retailing 0.4%
Kroger Co. (The)	797	20,076
Food Products 8.5%
Archer-Daniels-Midland Co.	803	36,440
Bunge Ltd.	701	50,633
Campbell Soup Co.	1,358	55,379
Conagra Brands, Inc.	1,030	38,182
General Mills, Inc.	935	40,897

Common Stocks (continued)

Issuer	Shares	Value ($)
Hormel Foods Corp.	1,549	56,152
Ingredion, Inc.	333	40,323
JM Smucker Co. (The)	478	54,530
Total		372,536
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	207	30,655
Total Consumer Staples		480,836
Energy 11.2%
Energy Equipment & Services 3.0%
Baker Hughes a GE Co.	2,227	80,417
Schlumberger Ltd.	789	54,094
Total		134,511
Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	933	38,206
Exxon Mobil Corp.	801	62,278
Occidental Petroleum Corp.	701	54,159
ONEOK, Inc.	1,173	70,638
Phillips 66	529	58,883
Valero Energy Corp.	687	76,209
Total		360,373
Total Energy		494,884
Financials 17.2%
Banks 5.6%
Citigroup, Inc.	710	48,472
Citizens Financial Group, Inc.	1,168	48,460
Comerica, Inc.	285	26,955
KeyCorp	1,928	38,406
PNC Financial Services Group, Inc. (The)	346	50,381
Regions Financial Corp.	1,711	31,996
Total		244,670
Capital Markets 5.6%
Ameriprise Financial, Inc.(a)	285	39,960
Bank of New York Mellon Corp. (The)	905	49,332
Franklin Resources, Inc.	1,615	54,329

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	116	27,646
Morgan Stanley	932	48,110
State Street Corp.	253	25,244
Total		244,621
Consumer Finance 0.6%
American Express Co.	283	27,946
Insurance 5.4%
Allstate Corp. (The)	388	37,954
Principal Financial Group, Inc.	951	56,318
Progressive Corp. (The)	817	49,257
Prudential Financial, Inc.	515	54,755
Travelers Cos., Inc. (The)	313	41,191
Total		239,475
Total Financials		756,712
Health Care 5.1%
Biotechnology 1.4%
Amgen, Inc.	361	62,987
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	380	34,421
Cardinal Health, Inc.	839	53,839
Quest Diagnostics, Inc.	427	43,212
Total		131,472
Pharmaceuticals 0.7%
Johnson & Johnson	223	28,207
Total Health Care		222,666
Industrials 13.4%
Aerospace & Defense 4.3%
Boeing Co. (The)	142	47,365
Huntington Ingalls Industries, Inc.	158	38,427
L3 Technologies, Inc.	186	36,434
Lockheed Martin Corp.	144	46,201
Northrop Grumman Corp.	65	20,933
Total		189,360

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	371	23,692
Airlines 1.4%
Delta Air Lines, Inc.	1,169	61,045
Building Products 0.5%
Fortune Brands Home & Security, Inc.	401	21,931
Construction & Engineering 0.6%
Fluor Corp.	436	25,702
Industrial Conglomerates 0.7%
Honeywell International, Inc.	219	31,685
Machinery 3.6%
Cummins, Inc.	272	43,482
Ingersoll-Rand PLC	545	45,720
Parker-Hannifin Corp.	132	21,730
Snap-on, Inc.	336	48,804
Total		159,736
Professional Services 1.8%
ManpowerGroup, Inc.	355	33,980
Robert Half International, Inc.	737	44,773
Total		78,753
Total Industrials		591,904
Information Technology 13.9%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,323	58,595
Juniper Networks, Inc.	1,366	33,590
Total		92,185
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	1,575	42,556
FLIR Systems, Inc.	641	34,326
TE Connectivity Ltd.	313	28,718
Total		105,600
IT Services 2.8%
International Business Machines Corp.	399	57,839
Western Union Co. (The)	3,251	64,207
Total		122,046

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Lam Research Corp.	204	37,752
Skyworks Solutions, Inc.	385	33,403
Texas Instruments, Inc.	349	35,399
Total		106,554
Software 0.6%
Oracle Corp.	603	27,539
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	280	46,273
HP, Inc.	2,676	57,507
Seagate Technology PLC	920	53,259
Total		157,039
Total Information Technology		610,963
Materials 5.6%
Chemicals 1.5%
Ecolab, Inc.	205	29,678
PPG Industries, Inc.	364	38,540
Total		68,218
Containers & Packaging 3.1%
Avery Dennison Corp.	253	26,517
Sealed Air Corp.	1,173	51,436
WestRock Co.	980	57,977
Total		135,930
Metals & Mining 1.0%
Nucor Corp.	717	44,182
Total Materials		248,330
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	3,576	66,442
Total Telecommunication Services		66,442

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 10.2%
Electric Utilities 4.6%
American Electric Power Co., Inc.	636	44,507
Edison International	1,042	68,272
Exelon Corp.	1,216	48,251
NextEra Energy, Inc.	262	42,945
Total		203,975
Independent Power and Renewable Electricity Producers 1.8%
AES Corp. (The)	6,260	76,622
Multi-Utilities 3.1%
DTE Energy Co.	308	32,463
SCANA Corp.	1,783	65,561
Sempra Energy	355	39,689
Total		137,713
Water Utilities 0.7%
American Water Works Co., Inc.	357	30,909
Total Utilities		449,219
Total Common Stocks (Cost $4,134,102)		4,374,323

Money Market Funds 0.6%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.572%(b)	27,371	27,371
Total Money Market Funds (Cost $27,371)		27,371
Total Investments in Securities (Cost $4,161,473)		4,401,694
Other Assets & Liabilities, Net		3,607
Net Assets		4,405,301

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2018 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/ (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	210	155	(80)	285	384	(4,748)	457	39,960

(b)  The rate shown is the seven-day current annualized yield at April 30, 2018.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	452,367	—	—	452,367
Consumer Staples	480,836	—	—	480,836
Energy	494,884	—	—	494,884
Financials	756,712	—	—	756,712
Health Care	222,666	—	—	222,666
Industrials	591,904	—	—	591,904
Information Technology	610,963	—	—	610,963
Materials	248,330	—	—	248,330
Telecommunication Services	66,442	—	—	66,442
Utilities	449,219	—	—	449,219
Total Common Stocks	4,374,323	—	—	4,374,323
Money Market Funds	27,371	—	—	27,371
Total Investments in Securities	4,401,694	—	—	4,401,694

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,695,055, $15,833,849, $4,123,669, respectively)	$7,444,099	$16,587,366	$4,361,734
Affiliated issuers (cost $31,100, $—, $37,804, respectively)	39,539	—	39,960
Foreign currency (cost $272, $1,455, $—, respectively)	272	1,455	—
Receivable for:
Dividends	24,236	96,788	4,875
Reclaims receivable	1,667	8,803	—
Total assets	7,509,813	16,694,412	4,406,569
Liabilities
Payable for:
Investments purchased	9,324	—	—
Investment management fees	2,451	5,992	1,268
Total liabilities	11,775	5,992	1,268
Net assets applicable to outstanding capital stock	$7,498,038	$16,688,420	$4,405,301
Represented by:
Paid-in capital	$6,402,221	$15,448,860	$4,055,849
Undistributed net investment income	13,031	73,288	11,791
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	325,673	414,645	97,440
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	749,044	753,517	238,065
Investments — affiliated issuers	8,439	—	2,156
Foreign currency translations	(370)	(1,890)	—
Total — representing net assets applicable to outstanding capital stock	$7,498,038	$16,688,420	$4,405,301
Shares outstanding	250,040	550,040	150,045
Net asset value per share	$29.99	$30.34	$29.36

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Investment Income:
Dividends — unaffiliated issuers	$112,916	$245,157	$64,139
Dividends — affiliated issuers	452	—	457
Foreign taxes withheld	(6,018)	(27,395)	—
Total income	107,350	217,762	64,596
Expenses:
Investment management fees	15,126	33,700	7,811
Net investment income	92,224	184,062	56,785
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	324,859	132,855	97,827
Investments — affiliated issuers	2,910	—	384
In-kind transactions	—	308,955	—
Foreign currency transactions	(744)	(4,776)	—
Total realized gain	327,025	437,034	98,211
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(34,834)	(117,069)	162,297
Investments — affiliated issuers	(6,920)	—	(4,748)
Foreign currency transactions	(337)	(1,731)	—
Net change in unrealized gain (loss) on investments and foreign currency transactions	(42,091)	(118,800)	157,549
Net realized and unrealized gain on investments and foreign currency transactions	284,934	318,234	255,760
Net increase in net assets resulting from operations	$377,158	$502,296	$312,545

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Sustainable Global Equity Income ETF		Columbia Sustainable International Equity Income ETF
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income	$92,224	$154,854	$184,062	$201,133
Net realized gain	327,025	391,657	437,034	558,224
Net change in unrealized appreciation (depreciation)	(42,091)	663,773	(118,800)	774,019
Net increase in net assets resulting from operations	377,158	1,210,284	502,296	1,533,376
Distributions to shareholders
Net investment income	(99,886)	(140,446)	(174,934)	(149,902)
Net realized gain	(391,023)	(67,023)	(286,493)	(65,805)
Total distributions to shareholders	(490,909)	(207,469)	(461,427)	(215,707)
Shareholder transactions
Proceeds from shares sold	—	1,479,746	6,008,228	8,601,805
Cost of shares redeemed	—	—	(1,599,294)	(2,750,865)
Net increase (decrease) in net assets resulting from shareholder transactions	—	1,479,746	4,408,934	5,850,940
Increase (decrease) in net assets	(113,751)	2,482,561	4,449,803	7,168,609
Net Assets:
Net assets beginning of period	7,611,789	5,129,228	12,238,617	5,070,008
Net assets at end of period	$7,498,038	$7,611,789	$16,688,420	$12,238,617
Undistributed net investment income	$13,031	$20,693	$73,288	$64,160
Capital stock activity
Shares outstanding, beginning of period	250,040	200,040	400,040	200,040
Subscriptions	—	50,000	200,000	300,000
Redemptions	—	—	(50,000)	(100,000)
Shares outstanding, end of period	250,040	250,040	550,040	400,040

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Sustainable U.S. Equity Income ETF
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income	$56,785	$146,592
Net realized gain	98,211	1,066,017
Net change in unrealized appreciation (depreciation)	157,549	(78,195)
Net increase in net assets resulting from operations	312,545	1,134,414
Distributions to shareholders
Net investment income	(51,191)	(143,320)
Net realized gain	(405,900)	(67,985)
Total distributions to shareholders	(457,091)	(211,305)
Shareholder transactions
Proceeds from shares sold	1,518,392	1,487,180
Cost of shares redeemed	—	(4,551,096)
Net increase (decrease) in net assets resulting from shareholder transactions	1,518,392	(3,063,916)
Increase (decrease) in net assets	1,373,846	(2,140,807)
Net Assets:
Net assets beginning of period	3,031,455	5,172,262
Net assets at end of period	$4,405,301	$3,031,455
Undistributed net investment income	$11,791	$6,197
Capital stock activity
Shares outstanding, beginning of period	100,045	200,045
Subscriptions	50,000	50,000
Redemptions	—	(150,000)
Shares outstanding, end of period	150,045	100,045

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Sustainable Global Equity Income ETF

	For the Six Months Ended April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016(a)
Per share data
Net asset value, beginning of period	$30.44		$25.64	$24.61
Net investment income	0.37		0.73	0.21
Net realized and unrealized gain	1.14		5.07	1.01
Total from investment operations	1.51		5.80	1.22
Less distributions to shareholders:
Net investment income	(0.40)		(0.66)	(0.19)
Net realized gains	(1.56)		(0.34)	—
Total distribution to shareholders	(1.96)		(1.00)	(0.19)
Net asset value, end of period	$29.99		$30.44	$25.64
Total Return at NAV	5.00%		23.00%	4.95%
Total Return at Market	4.74%		22.93%	6.23%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.40	%(c)	0.40%	0.40	%(c)
Expenses, net of expense reimbursements/waivers(b)	0.40	%(c)	0.40%	0.40	%(c)
Net investment income gain, net of reimbursements/waivers	2.44	%(c)	2.55%	2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,498		$7,612	$5,129
Portfolio turnover rate	31%		66%	18%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia Sustainable International Equity Income ETF

	For the Six Months Ended April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016(a)
Per share data
Net asset value, beginning of period	$30.59		$25.34	$24.51
Net investment income	0.37		0.76	0.24
Net realized and unrealized gain	0.30		5.47	0.81
Total from investment operations	0.67		6.23	1.05
Less distributions to shareholders:
Net investment income	(0.35)		(0.65)	(0.22)
Net realized gains	(0.57)		(0.33)	—
Total distribution to shareholders	(0.92)		(0.98)	(0.22)
Net asset value, end of period	$30.34		$30.59	$25.34
Total Return at NAV	2.22%		25.13%	4.27%
Total Return at Market	1.29%		25.58%	7.13%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.45	%(c)	0.45%	0.45	%(c)
Expenses, net of expense reimbursements/waivers(b)	0.45	%(c)	0.45%	0.45	%(c)
Net investment income gain, net of reimbursements/waivers	2.46	%(c)	2.71%	2.50	%(c)
Supplemental data
Net assets, end of period (in thousands)	$16,688		$12,239	$5,070
Portfolio turnover rate	31%		87%	22%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

FINANCIAL HIGHLIGHTS

Columbia Sustainable U.S. Equity Income ETF

	For the Six Months Ended April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016(a)
Per share data
Net asset value, beginning of period	$30.30		$25.86	$24.68
Net investment income	0.38		0.73	0.19
Unaffiliated issuers (cost $6,695,055, $15,833,849, $4,123,669, respectively)	1.73		4.72	1.16
Affiliated issuers (cost $31,100, $—, $37,804, respectively)	2.11		5.45	1.35
Less distributions to shareholders:
Net investment income	(0.34)		(0.67)	(0.17)
Net realized gains	(2.71)		(0.34)	—
Total distribution to shareholders	(3.05)		(1.01)	(0.17)
Net asset value, end of period	$29.36		$30.30	$25.86
Total Return at NAV	6.97%		21.36%	5.47%
Total Return at Market	6.99%		21.40%	5.69%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.35	%(c)	0.35%	0.35	%(c)
Expenses, net of expense reimbursements/waivers(b)	0.35	%(c)	0.35%	0.35	%(c)
Net investment income gain, net of reimbursements/waivers	2.54	%(c)	2.53%	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,405		$3,031	$5,172
Portfolio turnover rate	33%		55%	15%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1. Organization

Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF. Each Fund currently operates as a diversified fund.

Fund shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds' principal underwriter and the transfer agent, or purchase through a broker that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation

Equity securities (including common stocks, preferred stocks, convertible securities and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ official close price. Equity securities and exchange traded funds that are not listed on a national exchange and are not included in the NASDAQ National Market System are valued at the mean between the closing bid and asked prices.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange of 11:00 a.m. Eastern (U.S.) time.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of net asset value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncement

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Note 3. Fees and other transactions with affiliates

Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund's participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets as follows:

Fee (%)
Columbia Sustainable Global Equity Income ETF	0.40
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Compensation of board members

Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds. The expenses of the Compensation of Board Members allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. However, no distribution or service fees are currently paid by the Funds. Additionally, no fees have been approved for payment by the Board of Trustees and there are no current plans to impose these fees.

Expenses waived/reimbursed by the investment manager

Prior to March 1, 2018, the Investment Manager had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

sole discretion of the Board of Trustees, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

Fee rates contractual through February 28, 2018
Columbia Sustainable Global Equity Income ETF	0.40%
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses were excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2018 the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Columbia Sustainable Global Equity Income ETF	6,726,155	991,819	(234,336)	757,483
Columbia Sustainable International Equity Income ETF	15,833,849	1,203,213	(449,696)	753,517
Columbia Sustainable U.S. Equity Income ETF	4,161,473	387,043	(146,822)	240,221

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2018, were as follows:

	Purchases ($)	Sales ($)
Columbia Sustainable Global Equity Income ETF	2,328,389	2,735,906
Columbia Sustainable International Equity Income ETF	4,537,394	4,867,167
Columbia Sustainable U.S. Equity Income ETF	1,410,256	1,804,384

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-kind transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2018, the cost basis in securities contributed was as follows:

Cost ($)
Columbia Sustainable Global Equity Income ETF	—
Columbia Sustainable International Equity Income ETF	5,988,022
Columbia Sustainable U.S. Equity Income ETF	1,493,418

Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2018, the in-kind transactions were as follows:

	Cost basis ($)	Proceeds from sales ($)	Net realized gain (loss) ($)
Columbia Sustainable Global Equity Income ETF	—	—	—
Columbia Sustainable International Equity Income ETF	1,286,121	1,595,076	308,955
Columbia Sustainable U.S. Equity Income ETF	—	—	—

Note 7. Line of credit

Effective December 5, 2017, each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

No Funds had borrowings during the six months ended April 30, 2018.

Note 8. Significant risks

Foreign securities risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF investments in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF concentrate its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Columbia ETF Trust I | Semiannual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Geographic concentration risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Industrial sector risk

Columbia Sustainable International Equity Income ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust I | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).

On an annual basis, each ETF's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and the Funds' performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, extent and quality of services provided by Columbia Threadneedle

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department's processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of services provided to the ETFs by Columbia Threadneedle, as well as the achievements in 2016 in the performance of those services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of Columbia Threadneedle and its, and the other ETF service providers', compliance programs. The Board also considered Columbia Threadneedle's oversight of the administrative and transfer agency services provided by The Bank of New York Mellon. In addition, the Board reviewed the financial condition of Columbia

Columbia ETF Trust I | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the ETFs.

Investment performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing the performance of each ETF and their net assets. The Board also observed the passive nature of the ETFs, the development of each ETF's index, and that the objective of each ETF is to seek investment results that, before fees and expenses, correspond to the performance of each ETF's index. The Board observed that each ETF's performance was substantially consistent with the performance of its respective index.

Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with ETFs

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability and JDL's conclusion that the management fees being charged to the Funds are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each of the Funds (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the Funds' total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board observed that, as expected, the ETFs' unified fee rates were lower than the expense ratios of the open-end, actively managed Columbia Funds invested in similar asset classes with comparable geographic exposures. Based on its review, the Board concluded that each ETF's investment management services fee was fair and reasonable in light of the extent and quality of services that each ETF receives.

The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing investment management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board

Columbia ETF Trust I | Semiannual Report 2018

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

noted that the fees paid by the ETFs and the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board observed management's representation that it does not expect any meaningful profitability to be generated from the ETFs in the first few years of operations. The Board concluded that profitability levels were reasonable.

Economies of scale to be realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the ETFs grow and took note of the extent to which ETF shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management's observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows. Based on these and other considerations, including that each ETF was relatively newly organized, the Board generally concluded that it was premature to consider any economies of scale for the ETFs.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Columbia ETF Trust I | Semiannual Report 2018

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Additional Fund information

For more information about the Funds, please visit columbiathreadneedleetf.com or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 102869

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I | Semiannual Report 2018

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Columbia ETF Trust I | Semiannual Report 2018

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Columbia ETF Trust I | Semiannual Report 2018

Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2018 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR270_10_H01_(6/18)

SEMIANNUAL REPORT

April 30, 2018

COLUMBIA ETF TRUST I

Columbia Diversified Fixed Income Allocation ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn't experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.

A return to volatility

There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it's important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals — things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We're continuing to see improvements in global economic activity, and we're seeing corporate earnings expectations continue to rise — and not just because of tax reform.

Consistency is more important than ever

It's important to keep in mind that when it comes to long-term investing, it's the destination, not the journey that matters most. If you have a financial goal that you've worked out with your financial advisor, and you have a good asset allocation plan to reach it, it's a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it's hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.

One final thought. In weathering volatility, we believe it's the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don't tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.

Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.

Sincerely,

Christopher O. Petersen

President, Columbia ETF Trust I

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.

Columbia ETF Trust I is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia ETF Trust I | Semiannual Report 2018

TABLE OF CONTENTS

Fund at a Glance	2
Understanding Your Fund's Expenses	4
Frequency Distribution of Premiums and Discounts	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Additional Information	24

Columbia ETF Trust I | Semiannual Report 2018

FUND AT A GLANCE

Investment objective

Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Multi-Sector Bond Index.

Portfolio management

Gene Tannuzzo, CFA

Lead Portfolio Manager

Managed Fund since October 2017

David Janssen, CFA

Portfolio Manager

Managed Fund since October 2017

Average annual total returns (%) (for period ended April 30, 2018)

	Inception	6 Months cumulative	Life
Market Price	10/12/17	-1.93	-2.07
Net Asset Value	10/12/17	-1.83	-2.12
Beta Advantage® Multi-Sector Bond Index		-1.86	-1.90

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and emerging markets sovereign and quasi-sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Multi Sector Bond Index which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2018
2

FUND AT A GLANCE (continued)

Quality breakdown (%) (at April 30, 2018)

AAA rating	33.6
AA rating	2.6
A rating	1.3
BBB rating	28.2
BB rating	24.4
B rating	9.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us.

Portfolio breakdown (%) (at April 30, 2018)

Corporate Bonds & Notes	49.9
Foreign Government Obligations	21.3
U.S. Government & Agency Obligations	14.7
U.S. Treasury Obligations	13.6
Money Market Fund	0.5
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust I | Semiannual Report 2018
3

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2018.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2017 — April 30, 2018

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Diversified Fixed Income Allocation ETF	1,000.00	1,000.00	981.70	1,023.85	0.93	0.95	0.19

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager not waived fees or reimbursed a portion of the expenses, account values at the end of the period would have been reduced.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia ETF Trust I | Semiannual Report 2018
4

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.

The information shown for the Fund is for the period from inception date of such Fund through April 30, 2018.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Diversified Fixed Income Allocation ETF October 12, 2017 – April 30, 2018
0 - 49.9	131	4
50 - 99.9	1	0
100 - 199.9	1	0
> 200	0	0
Total	133	4

Columbia ETF Trust I | Semiannual Report 2018
5

PORTFOLIO OF INVESTMENTS

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment in Securities

Corporate Bonds & Notes 51.7%

Issue Description	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
KLX, Inc. 5.875%, 12/01/22(a)	555,000	578,912
Lockheed Martin Corp. 3.550%, 01/15/26	420,000	413,035
Total		991,947
Automotive 1.7%
Fiat Chrysler Automobiles NV 5.250%, 04/15/23	780,000	809,954
Ford Motor Co. 4.346%, 12/08/26	510,000	499,109
Goodyear Tire & Rubber Co. (The) 5.125%, 11/15/23	450,000	449,401
Total		1,758,464
Banking 3.0%
Citigroup, Inc. 3.200%, 10/21/26	780,000	727,075
Credit Suisse Group Funding Guernsey Ltd. 3.750%, 03/26/25	650,000	629,363
Deutsche Bank AG 4.296%, 05/24/28	600,000	571,483
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	630,000	624,322
Royal Bank of Scotland Group PLC 5.125%, 05/28/24	350,000	355,796
6.125%, 12/15/22	270,000	285,959
Total		3,193,998
Brokerage/Asset Managers/Exchanges 0.5%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.850%, 01/15/27	480,000	479,238
Building Materials 0.7%
Martin Marietta Materials, Inc. 3.500%, 12/15/27	300,000	281,532
Standard Industries, Inc. 5.375%, 11/15/24(a)	240,000	242,664
6.000%, 10/15/25(a)	250,000	259,495
Total		783,691

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Cable and Satellite 4.3%
Altice Financing SA 7.500%, 05/15/26(a)	550,000	541,988
Altice US Finance I Corp. 5.500%, 05/15/26(a)	540,000	527,850
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27(a)	890,000	833,703
Charter Communications Operating LLC / Charter Communications Operating Capital 4.200%, 03/15/28	430,000	406,898
CSC Holdings LLC 10.875%, 10/15/25(a)	500,000	586,324
DISH DBS Corp. 7.750%, 07/01/26	760,000	692,514
Intelsat Jackson Holdings SA 8.000%, 02/15/24(a)	430,000	454,589
Sirius XM Radio, Inc. 5.000%, 08/01/27(a)	500,000	477,526
Total		4,521,392
Chemicals 0.3%
Sherwin-Williams Co. (The) 3.125%, 06/01/24	315,000	302,528
Construction Machinery 0.3%
United Rentals North America, Inc. 5.875%, 09/15/26	270,000	281,128
Consumer Cyclical 0.5%
ADT Corp. (The) 6.250%, 10/15/21	520,000	543,273
Consumer Cyclical Services 0.4%
Amazon.com, Inc. 2.800%, 08/22/24(a)	485,000	466,085
Electric 1.6%
Calpine Corp. 5.750%, 01/15/25	610,000	559,590
Duke Energy Corp. 3.150%, 08/15/27	550,000	513,429
NRG Energy, Inc. 6.625%, 01/15/27	130,000	133,744

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018
6

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Southern Co. (The) 3.250%, 07/01/26	520,000	488,116
Total		1,694,879
Finance Companies 1.6%
Navient Corp. Series MTN, 5.500%, 01/15/19	290,000	293,906
6.500%, 06/15/22	350,000	359,693
Park Aerospace Holdings Ltd. 5.250%, 08/15/22(a)	565,000	563,159
Quicken Loans, Inc. 5.750%, 05/01/25(a)	540,000	531,503
Total		1,748,261
Food and Beverage 0.9%
Kraft Heinz Foods Co. 3.950%, 07/15/25	420,000	413,978
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(a)	540,000	534,807
Total		948,785
Foreign Agencies 7.2%
Bank of China Ltd. Series REGS, 5.000%, 11/13/24	1,450,000	1,482,853
Ecopetrol SA 5.875%, 09/18/23	1,190,000	1,268,108
Petrobras Global Finance BV 7.375%, 01/17/27	1,030,000	1,104,196
Petroleos Mexicanos 6.875%, 08/04/26	920,000	986,373
Southern Gas Corridor CJSC Series REGS, 6.875%, 03/24/26	775,000	847,081
Vnesheconombank Via VEB Finance PLC Series REGS, 6.800%, 11/22/25	1,800,000	1,949,805
Total		7,638,416
Gaming 2.8%
GLP Capital LP / GLP Financing II, Inc. 5.375%, 04/15/26	540,000	544,161
International Game Technology PLC 6.250%, 02/15/22(a)	570,000	599,151

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.625%, 05/01/24	580,000	591,607
MGM Resorts International 6.000%, 03/15/23	680,000	711,155
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25(a)	540,000	536,765
Total		2,982,839
Health Care 2.5%
Avantor, Inc. 6.000%, 10/01/24(a)	440,000	442,223
Becton Dickinson and Co. 3.700%, 06/06/27	470,000	445,709
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	610,000	557,097
Express Scripts Holding Co. 3.400%, 03/01/27	250,000	230,173
HCA, Inc. 5.375%, 02/01/25	580,000	577,146
Tenet Healthcare Corp. 4.625%, 07/15/24(a)	470,000	454,412
Total		2,706,760
Healthcare Insurance 1.5%
Centene Corp. 5.625%, 02/15/21	590,000	606,127
Cigna Corp. 3.050%, 10/15/27	450,000	407,165
WellCare Health Plans, Inc. 5.250%, 04/01/25	580,000	583,980
Total		1,597,272
Healthcare REIT 0.2%
Welltower, Inc. 4.000%, 06/01/25	210,000	206,074
Independent Energy 2.0%
Anadarko Petroleum Corp. 5.550%, 03/15/26	430,000	463,737
Antero Resources Corp. 5.375%, 11/01/21	640,000	648,077

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2018
7

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd. 3.850%, 06/01/27	430,000	415,756
Continental Resources, Inc. 4.500%, 04/15/23	640,000	647,727
Total		2,175,297
Life Insurance 0.5%
American International Group, Inc. 3.900%, 04/01/26	520,000	508,232
Lodging 0.5%
Marriott International, Inc. 3.750%, 10/01/25	500,000	489,567
Media and Entertainment 1.2%
Netflix, Inc. 4.375%, 11/15/26	470,000	440,002
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22(a)	490,000	493,130
Univision Communications, Inc. 5.125%, 02/15/25(a)	400,000	369,346
Total		1,302,478
Metals and Mining 1.3%
Cleveland-Cliffs, Inc. 5.750%, 03/01/25	450,000	434,218
Freeport-McMoRan, Inc. 3.100%, 03/15/20	450,000	444,320
Novelis Corp. 5.875%, 09/30/26(a)	465,000	461,982
Total		1,340,520
Midstream 2.0%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	590,000	576,077
Energy Transfer Equity LP 5.875%, 01/15/24	530,000	540,895
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	500,000	533,280
Williams Partners LP 3.750%, 06/15/27	490,000	461,921
Total		2,112,173

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Office REIT 0.5%
Boston Properties LP 2.750%, 10/01/26	560,000	503,038
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 08/01/20	530,000	541,286
Packaging 0.5%
Ball Corp. 5.250%, 07/01/25	520,000	536,160
Pharmaceuticals 1.1%
AbbVie, Inc. 3.200%, 05/14/26	455,000	425,350
Allergan Funding SCS 3.800%, 03/15/25	220,000	211,401
Valeant Pharmaceuticals International, Inc. 7.000%, 03/15/24(a)	490,000	517,417
Total		1,154,168
Railroads 0.4%
CSX Corp. 3.250%, 06/01/27	400,000	378,152
Restaurants 1.1%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24(a)	600,000	573,599
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/26(a)	540,000	542,700
Total		1,116,299
Retailers 0.2%
CVS Health Corp. 3.875%, 07/20/25	260,000	255,842
Technology 4.0%
Arrow Electronics, Inc. 3.250%, 09/08/24	430,000	404,672
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875%, 01/15/27	540,000	515,564
Dell International LLC / EMC Corp. 5.875%, 06/15/21(a)	490,000	503,412

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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8

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
6.020%, 06/15/26(a)	400,000	425,117
Equinix, Inc. 5.375%, 05/15/27	620,000	629,780
Fidelity National Information Services, Inc. 5.000%, 10/15/25	220,000	232,052
First Data Corp. 5.000%, 01/15/24(a)	290,000	292,142
NXP BV / NXP Funding LLC 4.125%, 06/01/21(a)	450,000	451,121
Open Text Corp. 5.875%, 06/01/26(a)	430,000	447,460
Western Digital Corp. 4.750%, 02/15/26	400,000	394,610
Total		4,295,930
Tobacco 0.4%
BAT Capital Corp.
3.557%, 08/15/27(a)	500,000	469,680
Wireless 1.9%
Crown Castle International Corp. 3.650%, 09/01/27	570,000	535,447
Sprint Corp. 7.875%, 09/15/23	420,000	449,586
T-Mobile USA, Inc. 6.500%, 01/15/26	1,000,000	1,063,738
Total		2,048,771
Wirelines 2.7%
Altice France SA 7.375%, 05/01/26(a)	870,000	843,950
AT&T, Inc. 3.900%, 08/14/27	450,000	454,872
CenturyLink, Inc. Series Y, 7.500%, 04/01/24	590,000	601,552
Level 3 Financing, Inc. 5.375%, 08/15/22	540,000	542,110
Verizon Communications, Inc. 4.125%, 03/16/27	430,000	428,653
Total		2,871,137
Total Corporate Bonds & Notes (Cost $56,503,355)		54,943,760

Foreign Government Obligations(b) 22.0%

Issue Description	Principal Amount ($)		Value ($)
Australia Government Bond Series 142, 4.250%, 04/21/26	AUD	1,107,000	930,123
Brazilian Government International Bond 4.250%, 01/07/25		1,100,000	1,084,367
Bundesrepublik Deutschland 0.500%, 02/15/26	EUR	773,000	947,733
Canadian Government Bond 1.000%, 06/01/27	CAD	1,391,000	971,008
Croatia Government International Bond Series REGS, 6.000%, 01/26/24		640,000	697,895
Dominican Republic International Bond Series REGS, 5.950%, 01/25/27		660,000	676,501
French Republic Government Bond OAT 2.750%, 10/25/27	EUR	654,000	941,199
Hungary Government International Bond 5.750%, 11/22/23		760,000	829,416
Indonesia Government International Bond Series REGS, 4.750%, 01/08/26		1,340,000	1,384,672
Italy Buoni Poliennali Del Tesoro 5.250%, 11/01/29	EUR	585,000	945,693
Japan Government Ten Year Bond Series 344, 0.100%, 09/20/26	JPY	102,950,000	948,066
Kazakhstan Government International Bond Series REGS, 5.125%, 07/21/25		775,000	826,957
Mexico Government International Bond 4.150%, 03/28/27		1,200,000	1,183,294
New Zealand Government Bond Series 0427, 4.500%, 04/15/27	NZD	1,190,000	948,215
Norway Government Bond Series 478, 1.500%, 02/19/26(a)	NOK	7,780,000	951,680
Oman Government International Bond 5.625%, 01/17/28		700,000	669,220
Series REGS, 5.375%, 03/08/27		250,000	238,564
Panama Government International Bond 3.875%, 03/17/28		550,000	540,960
Peruvian Government International Bond 4.125%, 08/25/27		650,000	668,241
Philippine Government International Bond 9.500%, 02/02/30		620,000	919,496
Republic of South Africa Government International Bond 5.875%, 09/16/25		600,000	630,515

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Foreign Government Obligations(b) (continued)

Issue Description	Principal Amount ($)		Value ($)
Romanian Government International Bond Series REGS, 4.875%, 01/22/24		380,000	395,168
Sweden Government Bond Series 1059, 1.000%, 11/12/26	SEK	7,735,000	920,043
Swiss Confederation Government Bond 4.000%, 04/08/28	CHF	652,000	914,415
Turkey Government International Bond 7.375%, 02/05/25		1,410,000	1,547,832
United Kingdom Gilt 4.250%, 12/07/27	GBP	545,000	941,576
Uruguay Government International Bond 4.375%, 10/27/27		750,000	756,952
Total Foreign Government Obligations (Cost $24,031,632)			23,409,801

U.S. Government & Agency Obligations 15.2%

Issue Description	Principal Amount ($)	Value ($)
Federal National Mortgage Association 12.2%
3.000%, 05/15/46(c)	5,160,000	4,976,981
4.000%, 09/01/47	4,766,658	4,861,988
4.000%, 03/01/48	3,074,898	3,136,561
Total		12,975,530
Federal Home Loan Mortgage Corporation 3.0%
3.500%, 08/01/47	3,192,770	3,173,932
Total U.S. Government & Agency Obligations (Cost $16,372,579)		16,149,462

U.S. Treasury Obligations 14.1%

Issue Description	Principal Amount ($)	Value ($)
U.S. Treasury Bond 6.2%
3.375%, 05/15/44	2,990,000	3,144,004
3.750%, 11/15/43	3,060,000	3,419,547
Total		6,563,551
U.S. Treasury Bill 4.2%
1.471%, 05/31/18	3,300,000	3,295,520
1.512%, 06/21/18	1,200,000	1,197,144
Total		4,492,664
U.S. Treasury Note 3.7%
2.000%, 08/15/25	2,300,000	2,162,873
2.375%, 05/15/27	1,800,000	1,720,522
Total		3,883,395
Total U.S. Treasury Obligations (Cost $15,126,440)		14,939,610

Money Market Funds 0.6%

	Shares	Value ($)
Dreyfus Treasury Securities Cash Management, Institutional Shares 1.550%(d)	596,425	596,425
Total Money Market Funds (Cost $596,425)		596,425
Total Investments in Securities (Cost $112,630,431)		110,039,058
Other Assets & Liabilities, Net		(3,861,812)
Net Assets		106,177,246

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2018, the net value of these securities amounted to $15,973,892 which represents 15.0% of net assets.

(b)  Principal amounts are shown in United States Dollars unless otherwise noted.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  Pound Sterling

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS (continued)

April 30, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	54,943,760	—	54,943,760
Foreign Government Obligations	—	23,409,801	—	23,409,801
U.S. Government & Agency Obligations	—	16,149,462	—	16,149,462
U.S. Treasury Obligations	14,939,610	—	—	14,939,610
Money Market Funds	596,425	—	—	596,425
Total Investments in Securities	15,536,035	94,503,023	—	110,039,058

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

Columbia Diversified Fixed Income Allocation ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $112,630,431)	$110,039,058
Foreign currency (cost $8,423)	8,366
Receivable for:
Interest	1,165,368
Total assets	111,212,792
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,010,814
Investment management fees	24,732
Total liabilities	5,035,546
Net assets applicable to outstanding capital stock	$106,177,246
Represented by:
Paid-in capital	$108,629,211
Undistributed net investment income	292,945
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(152,360)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,591,373)
Foreign currency translations	(1,177)
Total — representing net assets applicable to outstanding capital stock	$106,177,246
Shares outstanding	5,500,050
Net asset value per share	$19.30

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

Columbia Diversified Fixed Income Allocation ETF
Investment Income:
Interest	$1,209,176
Dividends — unaffiliated	15,813
Foreign taxes withheld	(9,506)
Total income	1,215,483
Expenses:
Investment management fees	95,532
Overdraft expense	94
Total expense	95,626
Fees waived or expenses reimbursed by Investment Manager	(29,402)
Total net expenses	66,224
Net investment income	1,149,259
Realized and unrealized loss — net
Net realized loss on:
Investments — unaffiliated issuers	(148,795)
In-kind transactions	(868)
Foreign currency transactions	(4,799)
Total realized loss	(154,462)
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,467,169)
Foreign currency transactions	9,294
Net change in unrealized loss on investments and foreign currency transactions	(2,457,875)
Net realized and unrealized loss on investments and foreign currency transactions	(2,612,337)
Net decrease in net assets resulting from operations	$(1,463,078)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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14

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Diversified Fixed Income Allocation ETF
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period October 12, 2017(a) Through October 31, 2017
Operations
Net investment income	$1,149,259	$50,875
Net realized loss	(154,462)	(641)
Net change in unrealized depreciation	(2,457,875)	(134,675)
Net decrease in net assets resulting from operations	(1,463,078)	(84,441)
Distributions to shareholders
Net investment income	(904,446)	—
Shareholder transactions
Proceeds from shares sold	80,576,810	—
Cost of shares redeemed	(1,948,599)	—
Net increase in net assets resulting from shareholder transactions	78,628,211	—
Increase (decrease) in net assets	76,260,687	(84,441)
Net Assets:
Net assets beginning of period	29,916,559	30,001,000 (b)
Net assets at end of period	$106,177,246	$29,916,559
Undistributed net investment income	$292,945	$50,234
Capital stock activity
Shares outstanding, beginning of period	1,500,050	1,500,050
Subscriptions	4,100,000	—
Redemptions	(100,000)	—
Shares outstanding, end of period	5,500,050	1,500,050

(a)  Commencement of operations.

(b)  Prior to October 12, 2017 (commencement of operations), initial cash of $30,001,000 was contributed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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15

FINANCIAL HIGHLIGHTS

The following tables is intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	For the Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017(a)
Per share data
Net asset value, beginning of period	$19.94		$20.00
Net investment income	0.33		0.03
Net realized and unrealized loss	(0.69)		(0.09)
Total from investment operations	(0.36)		(0.06)
Less distributions to shareholders:
Net investment income	(0.28)		—
Total distribution to shareholders	(0.28)		—
Net asset value, end of period	$19.30		$19.94
Total Return at NAV	(1.83)%		(0.30)%
Total Return at Market	(1.93)%		(0.15)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.28	%(c)(e)	0.28	%(c)
Expenses, net of expense reimbursements/waivers(b)(d)	0.19	%(c)(e)	—	%(c)
Net investment income gain, net of reimbursements/waivers	3.37	%(c)	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$106,177		$29,917
Portfolio turnover rate	45%		—%

(a)  Based on operations from October 12, 2017 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The ratio includes less than 0.01% for the period ended April 30, 2018 attributed to overdraft expenses which is outside the unitary fee (as defined in Note 3).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1. Organization

Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).

On October 6, 2017, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in the Columbia Diversified Fixed Income Allocation ETF, which represented the initial capital for the Fund at $20 per share. On October 11, 2017, UBS invested $25,000,000 of cash and Citi invested $5,000,000 of cash in the Columbia Diversified Fixed Income Allocation ETF at $20 per share. Shares of the Fund were first offered to the public on October 12, 2017.

Fund shares

The market prices of the Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a broker that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund's shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Delayed delivery securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of net asset value

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Columbia ETF Trust I | Semiannual Report 2018
19

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with their service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncement

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and other transactions with affiliates

Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund's participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund's average daily net assets.

The Investment Manager contractually agreed to waive the unitary fee in its entirety through January 9, 2018.

Compensation of board members

Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value

Columbia ETF Trust I | Semiannual Report 2018
20

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund. The expenses of the Compensation of Board Members allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Plan). Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. However, no distribution or service fees are currently paid by the Fund. Additionally, no fees have been approved for payment by the Board of Trustees and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2018, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Columbia Diversified Fixed Income Allocation ETF	112,630,431	39,050	(2,630,423)	(2,591,373)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2018, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases ($)	Sales ($)	Purchases ($)	Sales ($)
Columbia Diversified Fixed Income Allocation ETF	10,668,073	2,955,281	97,191,896	26,146,656

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia ETF Trust I | Semiannual Report 2018
21

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

Note 6. In-kind transactions

The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2018, the cost basis in securities contributed was as follows:

Cost ($)
Columbia Diversified Fixed Income Allocation ETF	209,408

Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2018, the in-kind transactions were as follows:

	Cost basis ($)	Proceeds from sales ($)	Net realized gain (loss) ($)
Columbia Diversified Fixed Income Allocation ETF	220,449	219,581	(868)

Note 7. Line of credit

Effective December 5, 2017, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended April 30, 2018.

Note 8. Significant risks

Credit risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Funds may present increased credit risk as compared to higher-rated debt securities.

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Foreign securities and emerging market countries risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that

Columbia ETF Trust I | Semiannual Report 2018
22

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2018 (Unaudited)

the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust I | Semiannual Report 2018
23

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleetf.com or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 102869

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I | Semiannual Report 2018
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Columbia ETF Trust I | Semiannual Report 2018
25

Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2018 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR290_10_H01_(6/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)       The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)      There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018